Notes to the consolidated statements of income - Net interest (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes to the consolidated statements of income
Net interest	€ (301,062,000)	€ (364,824,000)	€ (363,408,000)
Interest expense	448,471,000	416,199,000	426,809,000
Interest income	€ (147,409,000)	€ (51,375,000)	€ (63,401,000)